Condensed Consolidated Statements of Changes in Equity and Comprehensive Income (Loss) (Unaudited) (Parenthetical) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash Flow Hedges, Tax	$ 3,000,000	$ 1,000,000
Securities Available for Sale, Tax	0	6,000,000
Amortization of Pension and OPEB Deferred Costs, Tax	6,000,000	6,000,000
Appalachian Power Co [Member]
Cash Flow Hedges, Tax	652,000	1,369,000
Amortization of Pension and OPEB Deferred Costs, Tax	837,000	1,124,000
Columbus Southern Power Co [Member]
Cash Flow Hedges, Tax	265,000	232,000
Amortization of Pension and OPEB Deferred Costs, Tax	688,000	667,000
Indiana Michigan Power Co [Member]
Cash Flow Hedges, Tax	570,000	39,000
Amortization of Pension and OPEB Deferred Costs, Tax	255,000	235,000
Ohio Power Co [Member]
Cash Flow Hedges, Tax	15,000	676,000
Amortization of Pension and OPEB Deferred Costs, Tax	2,156,000	1,897,000
Public Service Co Of Oklahoma [Member]
Cash Flow Hedges, Tax	407,000	39,000
Southwestern Electric Power Co [Member]
Cash Flow Hedges, Tax	137,000	48,000
Amortization of Pension and OPEB Deferred Costs, Tax	$ 681,000	$ 253,000